Document and Entity Information	3 Months Ended
Mar. 31, 2011
Document and Entity Information
Entity Registrant Name	HERTZ CORP
Entity Central Index Key	0000047129
Document Type	S-4
Document Period End Date	Mar. 31, 2011
Amendment Flag	true
Amendment Description
Current Fiscal Year End Date	--12-31
Entity Current Reporting Status	Yes
Entity Filer Category	Non-accelerated Filer